PIMCO Income Portfolio Investment Objectives and Goals - Administrative Class [Member] - PIMCO Income Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio’s primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Objective, Secondary [Text Block]	Long-term capital appreciation is a secondary objective.